AFL o CIO
AFL-CIO HOUSING INVESTMENT TRUST                                  HOUSING
PERFORMANCE                                                    INVESTMENT [LOGO]
as of December 31, 2006                                             TRUST

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The Trust seeks to provide competitive risk-adjusted returns relative to its benchmark, the Lehman Brothers Aggregate Bond Index. The Trust strives to achieve superior risk-adjusted performance by investing in assets that provide premium income, while maintaining a portfolio risk profile comparable to our benchmark. This combination of investment and risk management has enabled the Trust to compile a successful record of performance and to attract additional funds to manage from both new and current Participants.

The performance data shown on this web site represents past performance and does not mean that the Trust will achieve similar results in the future. The investment return and principal value of an investment in the Trust will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A Prospectus containing more complete information may be obtained from the Trust by contacting the Director of Marketing and Investor Relations. The Prospectus sets forth information about the Trust that an investor should read carefully before investing.

NET ASSET GROWTH

     [THE FOLLOWING TABLE WAS REPRESENTED BY A MOUNTAIN GRAPH IN THE PRINTED
                                   MATERIAL.]

            Net Asset Growth - December 31, 1996 to December 31, 2006

                                      HIT Net Asset Value
                                            (In Billions)

                         Dec-96                      1.38
                         Dec-97                      1.67
                         Dec-98                      2.02
                         Dec-99                      2.15
                         Dec-00                      2.48
                         Dec-01                      2.75
                         Dec-02                      3.28
                         Dec-03                      3.61
                         Dec-04                      3.67
                         Dec-05                      3.58
                         Dec-06                      3.61

o The Trust is a fixed-income fund in which historically the main component of the Trust's performance is interest income on investments. Apart from deducting operating expenses, all Trust income is distributed monthly to Participants.

o Average net assets increased by approximately 11.3% for the period December 31, 1996 to December 31, 2006.

o Approximately 86% of distributions are automatically reinvested by the Trust's Participants.

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ANNUAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                Annual Returns - Periods Ended December 31, 2006

                                 1 Year      3 Year       5 Year     10 Year
HIT Net Return(1)                 4.65%       3.83%        5.34%       6.51%
Lehman Aggregate Bond Index(2)    4.33%       3.70%        5.06%       6.24%


1) Returns shown reflect the net return of an investment for the specified periods (after the deduction of the Trust's expenses). The HIT does not assess a sales charge (load) on the purchase of Units of participation ("Units") in the Trust, any fee on the sale or redemption of Units, or any other exchange fee or account fee. Participants pay only for the actual administrative expenses of operating the Trust.

2) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is not available for direct investment. Its returns would be lower if they reflected the expenses associated with active management of an actual portfolio.

The performance data shown represent past performance, which is not a guarantee of future results. Investment returns and principal value will fluctuate, so that a Participant's units, when redeemed, may be worth more or less than their original cost.

VALUE GROWTH OF $50,000 INVESTED

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Lehman Aggregate Bond Index       HIT Net
            Dec-96                50,000                 50,000
            Dec-97                54,827                 55,371
            Dec-98                59,590                 59,955
            Dec-99                59,100                 59,615
            Dec-00                65,971                 66,952
            Dec-01                71,542                 72,446
            Dec-02                78,878                 80,877
            Dec-03                82,116                 83,935
            Dec-04                85,678                 87,462
            Dec-05                87,759                 89,775
            Dec-06                91,562                 93,953

The chart shows the comparative value growth of $50,000 invested in the Trust (minimum initial investment) and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

HIT Portfolio Allocation * - December 31, 2006

Construction and Permanent Mortgages                              3.05%
Multifamily Construction Mortgage-Backed Securities               8.76%
Multifamily Permanent Mortgage-Backed Securities                 46.93%
Cash and Cash Equivalents                                         2.40%
US Treasury Securities                                            0.27%
Commercial MBS                                                    5.88%
Government Sponsored Enterprise Securities                        1.19%
Single Family Mortgage-Backed Securities                         31.10%
State Housing Finance Agency Securities                           0.42%
                                                                ------
                                                                100.00%

* Includes funded and unfunded commitments

o Multifamily Construction Mortgage-Backed Securities: The Trust invests in fixed-income securities that finance the construction of multifamily properties. These securities generally have credit enhancements from FHA, Ginnie Mae (GNMA), or a letter of credit or repurchase guarantee from an entity rated "A" or better by Standard and Poor's. These securities generally fund over 12-24 months and upon completion of construction, a permanent security is issued. These securities typically generate yields above U.S. Treasury investments with comparable average lives and generally have significant prepayment protections.

o Multifamily Permanent Mortgage-Backed Securities: The Trust invests in securities that are either backed by permanent loans for multifamily properties or by loans for existing single family homes. These FHA, GNMA, Fannie Mae, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury investments with comparable average lives. Additionally, multifamily mortgage-backed securities generally have significant prepayment protections.

o State Housing Finance Agency Securities: The Trust invests in securities that are guaranteed or insured by a state or local housing finance agency ("A" rated or better or top tier by Standard and Poor's) and are backed by both construction and permanent loans for multifamily properties.

o Single Family Mortgage-Backed Securities: The Trust invests in securities that pool individual mortgages from single family homes. The interest and principal cash flows are passed through to the investor of the MBS net of any servicing fees. These Fannie Mae, GNMA, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury bonds. There is no prepayment protection on these securities meaning payments could be more than the scheduled amount.

o Construction and Permanent Mortgages: The Trust invests in loans used to finance the purchase, refinance or construction of a property.